Assets and liabilities held for sale (Tables)	6 Months Ended
Dec. 31, 2025
Assets And Liabilities Held For Sale [Abstract]
Schedule of assets and liabilities held for sale

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Intangible assets	43	1	86
Property, plant and equipment	611	146	137
Inventories	112	50	26
Trade and other receivables	168	40	20
Corporate tax receivables	31	2	3
Cash	139	18	30
Assets held for sale	1,104	257	302
Trade and other payables	(311)	(137)	(61)
Provisions	(13)	—	—
Deferred tax liabilities	(63)	(40)	(20)
Bank overdrafts	(1)	(4)	—
Loans and leases	(305)	(5)	—
Post-employment benefit liabilities	—	(7)	—
Liabilities held for sale	(693)	(193)	(81)
Total	411	64	221